CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income (loss)	$ (72,754)	$ 201	$ (68,657)
Loss from discontinued operations, net		2,647	26,999
Net income (loss) from continuing operations	(72,754)	2,848	(41,658)
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	16,591	25,977	11,422
Impairment of intangible assets and goodwill	85,667		79,349
Restructuring costs related to impairment of property and equipment		254	124
Stock-based compensation expense	2,112	6,844	6,738
Issuance of ordinary shares related to employees' retention			63
Foreign currency translation	83	980	(347)
Accretion of payment obligation related to acquisition	43	320	311
Accrued interest, net	475	406	37
Deferred taxes, net	(8,877)	(3,268)	(8,973)
Accrued severance pay, net	801	214	238
Change in payment obligation related to acquisitions		983	(5,937)
Fair value revaluation - convertible debt	3,785	1,350	175
Loss from sale of property and equipment		149	17
Net changes in operating assets and liabilities:
Accounts receivable, net	8,888	(5,333)	3,362
Prepaid expenses and other current assets	(3,241)	8,613	(3,402)
Accounts payable	1,106	(1,702)	(3,725)
Accrued expenses and other liabilities	1,429	(2,486)	(13,250)
Deferred revenues	(95)	(2,365)	(772)
Net cash provided by continuing operating activities	36,013	33,784	23,772
Net cash used in discontinued operating activities		(3,329)	(6,203)
Net cash provided by operating activities	36,013	30,455	17,569
Investing activities:
Purchases of property and equipment	(1,606)	(1,504)	(2,029)
Proceeds from sale of property and equipment	10	151	24
Capitalization of development costs	(5,756)	(4,591)	(4,005)
Change in restricted cash, net		647	50
Short-term deposits, net	2,501	34,028	(27,442)
Cash paid for acquisition, net of cash acquired			(87,044)
Net cash provided by (used in) continuing investing activities	(4,851)	28,731	(120,446)
Net cash provided by discontinued investing activities
Net cash provided by (used in) investing activities	(4,851)	28,731	(120,446)
Financing activities:
Issuance of shares in private placement, net			10,020
Exercise of stock options and restricted share units	1	2	13
Payments made in connection with acquisition	(2,551)	(29,537)	(1,534)
Proceeds from short-term loans		40,000	13,000
Proceeds from long-term loans	5,000
Repayment of short-term loans	(7,000)	(46,000)
Repayment of convertible debt	(7,901)	(7,620)
Repayment of long-term loans	(11,389)	(9,452)	(2,300)
Net cash provided by (used in) continuing financing activities	(23,840)	(52,607)	19,199
Effect of exchange rate changes on cash and cash equivalents	283	(136)	14
Net increase (decrease) in cash and cash equivalents	7,605	9,772	(77,461)
Decrease in cash and cash equivalents - discontinued activities		(3,329)	(6,203)
Cash and cash equivalents at beginning of year	23,962	17,519	101,183
Cash and cash equivalents at end of year	31,567	23,962	17,519
Cash paid during the year for:
Income taxes	8,391	3,976	21,340
Interest	4,619	5,678	2,260
Non-cash investing and financing activities:
Issuance of shares in connection with acquisitions		673	5,579
Issuance of shares in private placement		2
Stock-based compensation capitalized as part of capitalization of software development costs	31	14	187
Purchase of property and equipment on credit		$ 322	$ 312